                                SUPPLEMENT TO THE
                       SCHWAB BOND FUNDS PROSPECTUS DATED
                                NOVEMBER 15, 2004

EFFECTIVE FEBRUARY 28, 2005, ON PAGE 23 OF THE SCHWAB BOND FUNDS PROSPECTUS, THE TWO PARAGRAPHS DIRECTLY UNDERNEATH THE HEADING BUYING SHARES SECTION WILL BE DELETED AND REPLACED WITH THE FOLLOWING:

Shares of the fund may be purchased through a Schwab account or through broker-dealers, banks, investment professionals or other financial institutions, 401(k) plans or other employee benefit plans (financial intermediaries).

The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with a fund's policies to buy, sell, and exchange shares of a fund.

If you are investing through a financial intermediary, including Schwab, the intermediary may impose additional or different conditions than the fund on purchases, redemptions or exchanges of fund shares. Some policy differences may include initial, subsequent and maintenance investment requirements, exchange policies, fund choices, cut-off time for investment and trading restrictions. For Schwab accounts, the minimum additional investment through an automatic investment plan is $100. Intermediaries may also independently establish and charge their customers transaction fees, account fees and other fees in addition to the fees charged by the fund. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Shareholders who are customers of financial intermediaries should consult their intermediaries for information regarding these conditions and fees. The fund is not responsible for the failure of financial intermediaries to carry out their responsibilities to their customers.

The investment adviser and Schwab or its affiliates may pay certain financial intermediaries for performing shareholder, recordkeeping, administrative, transfer agency or other services for their customers. In addition, the investment adviser and Schwab or its affiliates may pay certain intermediaries for providing distribution, marketing, promotional or other related services. The payments described by this paragraph may be substantial but are paid by the investment adviser and/or Schwab or its affiliates, not by a fund or its shareholders.

EFFECTIVE FEBRUARY 28, 2005, ON PAGE 23 OF THE SCHWAB BOND FUNDS PROSPECTUS, THE TABLE UNDER STEP 1 OF THE BUYING SHARES SECTION WILL BE DELETED AND REPLACED WITH THE FOLLOWING TABLE:

                             Minimum
Share                        initial                        Minimum
class                        investment                     balance
--------------------------------------------------------------------
Investor                     $2,500                         None
Shares                       ($1,000 for retirement,
                             educational and custodial
                             accounts)

Select Shares(R)            $50,000                        $40,000

The Schwab Short-Term Bond Market Fund TM and Schwab Total Bond Market Fund TM are offered only as Investor Shares. Certain investment managers, including managers in Schwab Institutional, may aggregate the investments of their underlying customer accounts for purposes of meeting the Select Shares initial minimum investment and minimum balance requirements.

               Please retain this supplement for future reference.


                                                           [CHARLES SCHWAB LOGO]

Charles Schwab & Co., Inc. Member SIPC
REG31561 (02/05) (C)2005 All Rights Reserved

                                SUPPLEMENT TO THE
                   SCHWAB TAX-FREE BOND FUNDS PROSPECTUS DATED
                                NOVEMBER 15, 2004

EFFECTIVE FEBRUARY 28, 2005, ON PAGE 30 OF THE SCHWAB TAX-FREE BOND FUNDS PROSPECTUS, THE THREE PARAGRAPHS DIRECTLY UNDERNEATH THE HEADING BUYING SHARES SECTION WILL BE DELETED AND REPLACED WITH THE FOLLOWING:

Shares of the fund may be purchased through a Schwab account or through broker-dealers, banks, investment professionals or other financial institutions, 401(k) plans or other employee benefit plans (financial intermediaries).

The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with a fund's policies to buy, sell, and exchange shares of a fund.

If you are investing through a financial intermediary, including Schwab, the intermediary may impose additional or different conditions than the fund on purchases, redemptions or exchanges of fund shares. Some policy differences may include initial, subsequent and maintenance investment requirements, exchange policies, fund choices, cut-off time for investment and trading restrictions. For Schwab accounts, the minimum additional investment through an automatic investment plan is $100. Intermediaries may also independently establish and charge their customers transaction fees, account fees and other fees in addition to the fees charged by the fund. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Shareholders who are customers of financial intermediaries should consult their intermediaries for information regarding these conditions and fees. The fund is not responsible for the failure of financial intermediaries to carry out their responsibilities to their customers.

The investment adviser and Schwab or its affiliates may pay certain financial intermediaries for performing shareholder, recordkeeping, administrative, transfer agency or other services for their customers. In addition, the investment adviser and Schwab or its affiliates may pay certain intermediaries for providing distribution, marketing, promotional or other related services. The payments described by this paragraph may be substantial but are paid by the investment adviser and/or Schwab or its affiliates, not by a fund or its shareholders.

EFFECTIVE FEBRUARY 28, 2005, ON PAGE 31 OF THE SCHWAB TAX-FREE BOND FUNDS PROSPECTUS, THE TABLE UNDER STEP 1 OF THE BUYING SHARES SECTION WILL BE DELETED AND REPLACED WITH THE FOLLOWING TABLE:

                           Minimum initial               Minimum
Share class                investment                    Balance
--------------------------------------------------------------------------------
Investor Shares            $2,500                        None
                           ($1,000 for educational
                           and custodial accounts)

Select Shares(R)          $50,000                       $40,000

The Schwab Short/Intermediate Tax Free Bond Fund TM, Schwab Long-Term Tax Free Bond Fund TM, Schwab California Short/Intermediate Tax Free Bond Fund TM and Schwab California Long-Term Tax Free Bond Fund TM are offered only as Investor Shares. Certain investment managers, including managers in Schwab Institutional, may aggregate the investments of their underlying customer accounts for purposes of meeting the Select Shares initial minimum investment and minimum balance requirements.

               Please retain this supplement for future reference.


                                                           [CHARLES SCHWAB LOGO]

Charles Schwab & Co., Inc. Member SIPC
REG31780 (02/05) (C)2005 All Rights Reserved